DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

P RINCIPAL
A MOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
FOREIGN CORPORATE BONDS - 68.9%
ARGENTINA - 1.0%
1,650,000 Pampa Energia SA
(a)
.................................................. 7.75% 11/14/2037 1,690,590
1,200,000 Vista Energy Argentina SAU
(a)
........................................... 7.88% 4/8/2038 1,238,400
400,000 Vista Energy Argentina SAU ............................................. 7.88% 4/8/2038 412,800
3,341,790
BRAZIL - 13.1%
3,172,919 Acu Petroleo Luxembourg Sarl ........................................... 7.50% 1/13/2032 3,267,961
6,300,000 Cosan Overseas Ltd.
(b)
................................................ 8.25% 8/5/2026 6,243,300
4,935,000 CSN Resources SA ................................................... 5.88% 4/8/2032 3,047,387
1,300,000 FS Luxembourg Sarl
(a)
................................................. 8.13% 2/11/2036 1,180,757
281,632 Guara Norte Sarl .................................................... 5.20% 6/15/2034 272,412
3,700,000 MARB BondCo PLC .................................................. 3.95% 1/29/2031 3,246,960
1,600,000 Minerva Luxembourg SA ............................................... 8.88% 9/13/2033 1,656,818
1,100,000 Minerva Luxembourg SA
(a)
.............................................. 8.88% 9/13/2033 1,139,062
4,771,910 MV24 Capital BV .................................................... 6.75% 6/1/2034 4,752,085
1,200,000 Nexa Resources SA .................................................. 6.50% 1/18/2028 1,217,373
1,550,000 Nexa Resources SA .................................................. 6.60% 4/8/2037 1,618,059
4,581,689 Prumo Participacoes e Investimentos S/A ................................... 7.50% 12/31/2031 4,674,812
1,784,000 Simpar Europe SA ................................................... 5.20% 1/26/2031 1,494,938
131,998 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(c)
......................... 13.50% 12/31/2027 7,920
93,986 Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)
(a)(c)
........................ 13.50% 12/31/2027 5,639
486,460 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(c)
......................... 11.00% 12/31/2028 14,594
113,127 Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)
(a)(c)
........................ 11.00% 12/31/2028 3,394
2,500,000 Vale Overseas Ltd. (5 yr. CMT Rate + 2.43%) ................................. 6.00% 2/25/2056 2,503,750
2,800,000 Vamos Europe SA
(a)
.................................................. 9.20% 1/26/2031 2,670,360
1,677,390 Yinson Bergenia Production BV .......................................... 8.50% 1/31/2045 1,793,131
1,381,380 Yinson Bergenia Production BV
(a)
......................................... 8.50% 1/31/2045 1,476,696
42,287,408
CHILE - 6.4%
425,000 Agrosuper SA ....................................................... 4.60% 1/20/2032 404,105
1,700,000 Banco Santander Chile
(a)
............................................... 4.55% 11/20/2030 1,676,625
800,000 Banco Santander Chile ................................................ 4.55% 11/20/2030 789,000
5,000,000 CAP SA ........................................................... 3.90% 4/27/2031 4,241,040
2,900,000 CAP SA
(a)
.......................................................... 3.90% 4/27/2031 2,459,803
7,032,524 Chile Electricity PEC SpA
(a)
............................................. 0.00% 1/25/2028 6,494,536
1,380,650 Empresa Electrica Angamos SA .......................................... 4.88% 5/25/2029 1,271,399
821,116 GNL Quintero SA .................................................... 4.63% 7/31/2029 819,926
1,600,000 Inversiones CMPC SA (5 yr. CMT Rate + 2.83%) .............................. 6.70% 12/9/2057 1,576,240
900,000 Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)
(a)
............................. 6.70% 12/9/2057 886,635
20,619,309
COLOMBIA - 5.5%
7,100,000 AL Candelaria Spain SA ............................................... 5.75% 6/15/2033 6,579,534
250,000 AL Candelaria Spain SA
(a)
.............................................. 5.75% 6/15/2033 231,674
2,400,000 Banco Davivienda SA (10 yr. CMT Rate + 5.10%)
(a)(b)
............................ 6.65% 4/22/2031 2,218,869
2,000,000 Banco Davivienda SA (5 yr. CMT Rate + 4.59%)
(a)
.............................. 8.13% 7/2/2035 2,075,000
200,000 Banco Davivienda SA (5 yr. CMT Rate + 4.59%) ............................... 8.13% 7/2/2035 207,500
2,700,000 Empresas Publicas de Medellin ESP ....................................... 4.38% 2/15/2031 2,460,226
1,043,140 Fideicomiso PA Pacifico Tres ............................................ 8.25% 1/15/2035 1,067,758
1,200,000 Frontera Energy Corp. ................................................. 7.88% 6/21/2028 1,196,454
200,000 Parex Resources, Inc.
(a)
................................................ 8.50% 5/11/2031 203,300
1,600,000 Termocandelaria Power SA ............................................. 7.75% 9/17/2031 1,641,912
17,882,227
DOMINICAN REPUBLIC - 1.1%
3,600,000 AES Espana BV
(a)
.................................................... 5.70% 5/4/2028 3,521,610
GUATEMALA - 2.5%
1,400,000 CT Trust .......................................................... 5.13% 2/3/2032 1,331,204
1,100,000 Industrial Subordinated Trust II (5 yr. CMT Rate + 2.86%)
(a)
....................... 6.55% 4/15/2036 1,117,754
1,000,000 Industrial Subordinated Trust II (5 yr. CMT Rate + 2.86%) ........................ 6.55% 4/15/2036 1,016,140
1,350,000 Millicom International Cellular SA ......................................... 5.13% 1/15/2028 1,342,550
2,970,000 Millicom International Cellular SA ......................................... 6.25% 3/25/2029 2,984,036
200,000 Millicom International Cellular SA ......................................... 4.50% 4/27/2031 186,795
7,978,479

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
INDIA - 8.4%
2,100,000 Adani Electricity Mumbai Ltd. ............................................ 3.95% 2/12/2030 1,974,582
1,800,000 Adani Electricity Mumbai Ltd. ............................................ 3.87% 7/22/2031 1,649,535
4,033,250 Adani International Container Terminal Pvt Ltd. ................................ 3.00% 2/16/2031 3,745,160
1,314,000 Adani International Container Terminal Pvt Ltd.
(a)
.............................. 3.00% 2/16/2031 1,220,143
3,600,000 Adani Ports & Special Economic Zone Ltd. ................................... 3.10% 2/2/2031 3,246,748
950,000 Adani Ports & Special Economic Zone Ltd. ................................... 5.00% 8/2/2041 836,898
2,099,500 Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash .. 4.63% 10/15/2039 1,785,541
3,079,750 Adani Transmission Step-One Ltd. ........................................ 4.25% 5/21/2036 2,791,017
5,420,000 JSW Hydro Energy Ltd. ................................................ 4.13% 5/18/2031 5,026,359
3,250,000 JSW Infrastructure Ltd. ................................................ 4.95% 1/21/2029 3,219,738
1,650,000 Vedanta Resources Finance II PLC
(a)
....................................... 7.00% 7/13/2032 1,641,813
27,137,534
INDONESIA - 2.8%
1,650,810 LLPL Capital Pte Ltd. .................................................. 6.88% 2/4/2039 1,677,976
2,000,000 Medco Laurel Tree Pte Ltd. ............................................. 6.95% 11/12/2028 2,005,623
2,550,000 Minejesa Capital BV .................................................. 5.63% 8/10/2037 2,437,035
2,982,375 Star Energy Geothermal Wayang Windu Ltd. ................................. 6.75% 4/24/2033 3,018,162
9,138,796
JAMAICA - 0.0%
(d)
1,096,188 Digicel Group Holdings Ltd.
(a)(c)(e)
.......................................... 0.00% 12/31/2030 55,120
3,176,259 Digicel Group Holdings Ltd.
(a)(c)(e)
.......................................... 0.00% 12/31/2030 22,757
77,877
MEXICO - 10.5%
1,700,000 Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)
(b)
............ 7.63% 1/10/2028 1,707,706
1,500,000 Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)
(a)(b)
........... 7.50% 6/27/2029 1,489,363
3,200,000 Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)
(a)(b)
............ 8.38% 5/20/2031 3,280,800
5,000,000 Banco Nacional de Mexico SA (5 yr. CMT Rate + 2.68%)
(a)
........................ 6.70% 8/7/2036 4,930,750
3,400,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 2.65%) .................................................. 5.13% 1/18/2033 3,335,910
3,300,000 BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico (5 yr. CMT
Rate + 4.21%) .................................................. 8.13% 1/8/2039 3,521,549
695,920 Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy ......... 7.88% 2/15/2039 735,191
900,000 Cemex SAB de CV (5 yr. CMT Rate + 3.52%)
(b)
............................... 7.20% 6/10/2030 937,485
300,000 Cemex SAB de CV (5 yr. CMT Rate + 3.52%)
(a)(b)
.............................. 7.20% 6/10/2030 312,495
2,100,000 Esentia Energy Development SAB de CV
(a)
.................................. 6.13% 7/30/2033 2,096,430
1,150,000 Esentia Energy Development SAB de CV
(a)
.................................. 6.50% 7/30/2038 1,130,795
1,950,000 Industrias Penoles SAB de CV ........................................... 4.75% 8/6/2050 1,603,144
4,600,000 Mexarrend SAPI de CV
(a)(c)(f)
............................................. 10.25% 7/24/2024 27,600
2,193,986 Mexico Generadora de Energia S de RL .................................... 5.50% 12/6/2032 2,189,275
1,950,000 Orbia Advance Corp. SAB de CV ......................................... 5.88% 9/17/2044 1,545,413
1,300,000 Saavi Energia Sarl
(a)
.................................................. 8.88% 2/10/2035 1,423,825
1,100,000 Southern Copper Corp. ................................................ 5.25% 11/8/2042 1,037,567
2,861,784 Tierra Mojada Luxembourg II Sarl ......................................... 5.75% 12/1/2040 2,752,464
34,057,762
NETHERLANDS - 0.0%
(d)
635,482 Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)
(c)
............... 15.00% 12/31/2044 12,710
PANAMA - 1.0%
3,150,000 Generadora de Gatun SA
(a)
............................................. 6.87% 9/30/2044 3,255,648
PARAGUAY - 1.4%
5,739,999 Rutas 2 & 7 Finance Ltd. ............................................... 0.00% 9/30/2036 4,408,319
PERU - 9.6%
1,400,000 Banco BBVA Peru SA (5 yr. CMT Rate + 2.00%) ............................... 6.20% 6/7/2034 1,433,495
6,650,000 Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%) ......................... 3.25% 9/30/2031 6,615,448
1,650,000 Banco Internacional del Peru SAA Interbank
(a)
................................ 4.80% 7/15/2031 1,621,719
2,700,000 Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%) ............... 6.40% 4/30/2035 2,781,945
2,000,000 Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)
(a)
.............. 6.40% 4/30/2035 2,060,700
3,430,000 InRetail Consumer ................................................... 3.25% 3/22/2028 3,307,631
600,000 Marcobre SAC ...................................................... 5.75% 1/22/2036 594,450
400,000 Marcobre SAC
(a)
..................................................... 5.75% 1/22/2036 396,300
5,700,000 Minsur SA ......................................................... 4.50% 10/28/2031 5,467,788
4,002,134 Peru LNG Srl ....................................................... 5.38% 3/22/2030 3,895,065
800,000 Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%) ............................... 6.10% 10/1/2035 819,485

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,050,000 Volcan Cia Minera SAA
(a)
............................................... 8.50% 10/28/2032 2,124,723
31,118,749
SINGAPORE - 3.4%
3,250,000 Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%) .................... 4.60% 6/15/2032 3,247,560
2,800,000 Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 0.80%) .................... 4.55% 9/8/2035 2,754,178
2,300,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%) ........................... 2.00% 10/14/2031 2,282,573
2,600,000 United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%) ........................... 3.86% 10/7/2032 2,572,866
10,857,177
SOUTH AFRICA - 0.9%
2,350,000 Gold Fields Orogen Holdings BVI Ltd. ...................................... 6.13% 5/15/2029 2,399,137
600,000 Sasol Financing USA LLC .............................................. 5.50% 3/18/2031 559,196
2,958,333
UNITED STATES - 0.4%
1,150,000 J&F Luxembourg Finance Sarl
(a)
.......................................... 8.50% 12/1/2032 1,147,125
VIETNAM - 0.9%
2,785,597 Mong Duong Finance Holdings BV ........................................ 5.13% 5/7/2029 2,752,013
Total Foreign Corporate Bonds
(Cost $226,933,999) 222,552,866
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 28.2%
ARGENTINA - 0.3%
1,073,379 YPF SA
(g)
.......................................................... 7.00% 9/30/2033 1,095,754
BRAZIL - 1.9%
3,150,000 Brazilian Government International Bond .................................... 5.00% 1/27/2045 2,523,150
5,000,000 Brazilian Government International Bond .................................... 4.75% 1/14/2050 3,710,000
6,233,150
CHILE - 3.2%
1,747,568 Chile Electricity Lux Mpc II Sarl
(a)
......................................... 5.67% 10/20/2035 1,787,220
970,871 Chile Electricity Lux Mpc II Sarl ........................................... 5.67% 10/20/2035 992,900
3,190,600 Chile Electricity Lux Mpc Sarl ............................................ 6.01% 1/20/2033 3,293,305
2,250,000 Chile Government International Bond ...................................... 3.10% 5/7/2041 1,727,438
2,600,000 Corp. Nacional del Cobre de Chile ........................................ 3.00% 9/30/2029 2,451,067
10,251,930
COLOMBIA - 1.6%
3,950,000 Colombia Government International Bond ................................... 4.13% 5/15/2051 2,710,687
3,000,000 Ecopetrol SA ....................................................... 5.88% 11/2/2051 2,406,815
5,117,502
COSTA RICA - 0.5%
1,800,000 Costa Rica Government International Bond .................................. 5.63% 4/30/2043 1,745,532
DOMINICAN REPUBLIC - 1.8%
1,700,000 Dominican Republic International Bond ..................................... 4.50% 1/30/2030 1,643,220
2,250,000 Dominican Republic International Bond
(a)
.................................... 5.75% 3/17/2034 2,222,550
300,000 Dominican Republic International Bond ..................................... 5.75% 3/17/2034 296,340
1,700,000 Dominican Republic International Bond ..................................... 6.15% 5/17/2038 1,692,095
5,854,205
GUATEMALA - 1.5%
1,500,000 Guatemala Government Bond ........................................... 5.38% 4/24/2032 1,507,052
3,700,000 Guatemala Government Bond ........................................... 4.65% 10/7/2041 3,241,588
4,748,640
HUNGARY - 1.1%
3,450,000 Hungary Government International Bond .................................... 5.50% 3/26/2036 3,468,742
INDIA - 0.5%
1,650,000 BPRL International Singapore Pte Ltd. ...................................... 4.38% 1/18/2027 1,645,985
INDONESIA - 1.4%
1,000,000 Pertamina Persero PT ................................................. 2.30% 2/9/2031 881,029
1,750,000 Pertamina Persero PT ................................................. 5.63% 5/20/2043 1,638,774
800,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 3.88% 7/17/2029 771,998

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
1,250,000 Perusahaan Perseroan Persero PT Perusahaan Listrik Negara .................... 5.25% 10/24/2042 1,114,046
4,405,847
MALAYSIA - 1.0%
1,600,000 MISC Capital Two Labuan Ltd. ........................................... 3.75% 4/6/2027 1,588,045
1,600,000 Petronas Capital Ltd. .................................................. 5.34% 4/3/2035 1,640,602
3,228,647
MEXICO - 2.6%
1,981,015 FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
(a)
................ 7.25% 1/31/2041 2,013,206
1,386,710 FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple ................. 7.25% 1/31/2041 1,409,245
7,000,000 Mexico Government International Bond ..................................... 4.40% 2/12/2052 5,027,750
8,450,201
MOROCCO - 2.4%
3,000,000 Morocco Government International Bond .................................... 3.00% 12/15/2032 2,637,197
1,300,000 Morocco Government International Bond .................................... 4.00% 12/15/2050 939,281
3,900,000 OCP SA ........................................................... 6.75% 5/2/2034 4,099,488
7,675,966
NIGERIA - 0.5%
1,600,000 Nigeria Government International Bond ..................................... 7.70% 2/23/2038 1,636,138
PANAMA - 0.5%
1,600,000 Panama Government International Bond .................................... 5.66% 2/23/2038 1,598,400
PARAGUAY - 1.4%
5,531,765 Bioceanico Sovereign Certificate Ltd. ...................................... 0.00% 6/5/2034 4,539,477
PERU - 3.1%
700,000 Fondo MIVIVIENDA SA
(a)
............................................... 5.40% 3/31/2031 706,125
450,000 Fondo MIVIVIENDA SA ................................................ 5.40% 3/31/2031 453,938
2,234,028 Lima Metro Line 2 Finance Ltd. ........................................... 5.88% 7/5/2034 2,284,446
4,413,889 Lima Metro Line 2 Finance Ltd. ........................................... 4.35% 4/5/2036 4,202,759
2,400,000 Peruvian Government International Bond .................................... 5.50% 3/30/2036 2,426,760
10,074,028
POLAND - 0.8%
2,500,000 Republic of Poland Government International Bond ............................. 5.38% 4/14/2036 2,523,709
SAUDI ARABIA - 0.5%
1,800,000 Saudi Government International Bond ...................................... 4.63% 10/4/2047 1,520,727
SOUTH AFRICA - 1.0%
3,450,000 Republic of South Africa Government International Bond ......................... 6.13% 12/11/2037 3,396,026
TRINIDAD AND TOBAGO - 0.6%
1,800,000 Trinidad & Tobago Government International Bond
(a)
............................ 6.50% 1/28/2036 1,858,230
Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored
Corporations
(Cost $93,415,384) 91,068,836
SHARES
COMMON STOCKS - –%
(d)
BRAZIL - –%
(d)
1,512
Stichting Administratiekantoor ADR
(e)(h)
...................................... –
556
Stichting Administratiekantoor Unigel Creditors
(e)(h)
............................. –
Total Common Stocks
(Cost $0) –
ESCROW NOTES - 0.1%
MEXICO - 0.1%
5,200,000
Credito Real SAB de CV SOFOM ER
(h)
..................................... 45,500
Total Escrow Notes
(Cost $5,127,763) 45,500

DoubleLine Emerging Markets Fixed Income Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

SHARES S ECURITY D ESCRIPTION R ATE V ALUE $
a a a a a
SHORT TERM INVESTMENTS - 2.2%
2,440,022
BNY Dreyfus Government Cash Management - Institutional
(i)
...................... 3.54% 2,440,022
2,368,257
MSILF Government Portfolio - Institutional
(i)
.................................. 3.56% 2,368,257
2,368,256
Northern Institutional Funds -Treasury Portfolio - SHR
(i)
.......................... 3.56% 2,368,256
Total Short Term Investments
(Cost $7,176,535) 7,176,535
Total Investments - 99.4%
(Cost $332,653,681) 320,843,737
Other Assets in Excess of Liabilities - 0.6% 2,007,286
NET ASSETS - 100.0%
$322,851,023
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 67,116,141 or 20.79% of the Fund’s net assets.
(b) Perpetual maturity. The date disclosed is the next call date of the security.
(c) Security is in default or has failed to make a scheduled payment.
(d) Represents less than 0.05% of net assets.
(e) Value determined using significant unobservable inputs.
(f) Security has reached its original contractual maturity date but remains outstanding as of June 30, 2026. The maturity date reflected is the original contractual maturity date.
(g) Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(h) Non-income producing security.
(i) Seven-day yield as of period end.
CMT Constant Maturity Treasury Rate
MSILF Morgan Stanley Institutional Liquidity Funds
PIK A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.